BUSINESS ACQUISITION (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Gain on bargain purchase		$ 102
Number of business acquisitions	0
BaoAn [Member]
Business Acquisition [Line Items]
Gain on bargain purchase		102
Deferred tax liabilities, non-current		$ 16,368